RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) GWh Bcf MMBbls	Dec. 31, 2021 USD ($) GWh MMBbls Bcf	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Foreign exchange
Derivative [Line Items]
Notional amount	$ 5,997	$ 6,636	$ 9,747	$ 5,500
Interest rate
Derivative [Line Items]
Notional amount	$ 1,600	$ 650	$ 0	$ 0
Power | Commodities | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	673	490
Natural Gas | Commodities | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	96	52
Liquids | Commodities | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	11	4